OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
OTHER CURRENT ASSETS

NOTE 4 – OTHER CURRENT ASSETS:

	December 31, 2022	December 31, 2021
Prepaid expenses (*)	3,157	454
Tax authorities	358	280
Proof of concept receivables	86	116
Other	72	70
Total	3,673	920

*	The prepaid expenses include 3,123 for December 31, 2022, which related to the anticipated SPAC transaction costs (refer to Note 1).

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)